SUBSEQUENT EVENTS (Details Narrative)						1 Months Ended	2 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 11, 2025 USD ($)	Apr. 20, 2025 USD ($)	Feb. 03, 2025	Jan. 28, 2025 $ / shares	Jan. 28, 2025 $ / shares	Nov. 30, 2025 USD ($)	Nov. 30, 2025 USD ($) shares	May 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) Segment $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Nov. 14, 2025 USD ($)
Subsequent Event [Line Items]
Description of reverse stock split			1-for-140	On January 28, 2025, the Company filed a Certificate of Amendment to its Certificate to Incorporation to: (i) effect a reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”) at a ratio of 1 post-split share for every 140 pre-split shares; and (ii) to change the name of the Company to Bimergen Energy Corporation
Common stock, par value | $ / shares				$ 0.001	$ 0.001						$ 0.001	$ 0.001	$ 0.001
Sold restricted common shares									$ 140,000	$ 256,000		$ 576,000	$ 412,500
Bear interest percentage											9.50%
Maturity date											Dec. 31, 2025
Accrued interest											$ 18,400
Number of reportable segments | Segment											1
Investment Company, Committed Capital	$ 200,000,000
Carrying amount											$ 0
[custom:InitialCommittedCapital]	$ 10,000,000
Other Commitments, Description	This capital will serve as the equity component (typically 10 - 20%) required for permanent debt financing.
Cox Energy Group [Member]
Subsequent Event [Line Items]
Subsidiary, ownership percentage, parent	75.00%
Emergen Energy LLC [Member]
Subsequent Event [Line Items]
Subsidiary, ownership percentage, parent	25.00%
Related Party [Member]
Subsequent Event [Line Items]
Unsecured promissory notes amount											825,700
Related Party [Member] | Cole Johnson [Member]
Subsequent Event [Line Items]
Unsecured promissory notes amount											$ 825,700
Forecast [Member] | Joint Development Agreement [Member]
Subsequent Event [Line Items]
Sold restricted common shares						$ 250,000
Restricted Stock [Member] | Forecast [Member] | First Accredited Investor [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares							10,000
Sale of Stock, Consideration Received on Transaction							$ 60,000
Restricted Stock [Member] | Forecast [Member] | Second Accredited Investor [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares							41,667
Sale of Stock, Consideration Received on Transaction							$ 250,000
Rely EZ Energy Group [Member]
Subsequent Event [Line Items]
[custom:InitialCapitalCommitmentAmount]		$ 10,000,000
Funding	$ 10,000,000
Rely EZ Energy Group [Member] | Maximum [Member]
Subsequent Event [Line Items]
Investment Company, Committed Capital		50,000,000
Emergen Energy LLC [Member]
Subsequent Event [Line Items]
[custom:InitialCapitalCommitmentAmount]		$ 12,500,000
Rely EZ Energy Group [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage		80.00%
Investment percentage		12.00%
Emergen Energy LLC [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage		20.00%
Cox Energy Group [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage	51.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of reverse stock split			1-for-140	On January 28, 2025, the Company filed a Certificate of Amendment to its Certificate to Incorporation to: (i) effect a reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”) at a ratio of 1 post-split share for every 140 pre-split shares; and (ii) to change the name of the Company to Bimergen Energy Corporation.	1-for-140
Common stock, par value | $ / shares				$ 0.001	$ 0.001
Capital commitments		$ 50,000,000
Initial commitment		10,000,000
Initial investments in energy projects		$ 12,500,000
Debt Instrument, Face Amount								$ 337,000
Debt Instrument, Interest Rate During Period								9.50%
Principal amount														$ 25,000
Subsequent Event [Member] | Rely EZ Energy Group [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Subsequent Event [Member] | Rely EZ Energy Group [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage		80.00%
Subsequent Event [Member] | Emergen Energy LLC [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage		20.00%